Income Taxes - Schedule of deferred tax assets (liabilities) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income taxes paid (refund) [abstract]
Other investments	$ 0	$ 0
Capital losses carried forward	0	0
Total	$ 0	$ 0